Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use Assets And Lease Liabilities
Schedule of rights-of-use-assets - changes in the year

					2025	2024
	Lands and Buildings	Machinery, equipment, and facilities	IT equipment	Vehicles	Total	Total
Balance at the beginning of the year	21,505	58,559	346	4,855	85,265	74,818
Cost	24,592	119,566	910	12,640	157,708	111,562
Accumulated amortization	(3,087)	(61,007)	(564)	(7,785)	(72,443)	(36,744)
Balance at the beginning of the year	21,505	58,559	346	4,855	85,265	74,818
New contracts	66	43,783	766	5,396	50,011	64,955
Disposals and write-offs	-	-	-	-	-	(5,348)
Renegotiation of contracts	3,293	(51)	3,515	1,162	7,919	-
Amortization	(2,301)	(36,410)	(270)	(4,991)	(43,972)	(36,189)
Remeasurement	(390)	1,103	181	3,391	4,285	144
Foreign exchange effects	(1,629)	4,563	38	593	3,565	(13,115)
Effect of new subsidiary acquisition	3,094	-	-	-	3,094	-
Balance at the end of year	23,638	71,547	4,576	10,406	110,167	85,265
Cost	36,673	155,940	4,976	16,205	213,794	157,708
Accumulated amortization	(13,035)	(84,393)	(400)	(5,799)	(103,627)	(72,443)
Balance at the end of year	23,638	71,547	4,576	10,406	110,167	85,265

Average annual amortization rates %	31	33	33	33

Schedule of lease liabilities - changes in the year

	2025	2024
Balance at the beginning of the year	95,899	77,405
New contracts	50,011	64,955
Disposals and write-offs	-	(4,853)
Payments of lease liabilities	(43,616)	(32,056)
Contract renegotiation	7,919	-
Interest paid on lease liabilities	(9,807)	(11,645)
Remeasurement	4,285	144
Accrued interest - note 10	9,989	13,517
Foreign exchange effects	2,709	(11,568)
Effect of new subsidiary acquisition	3,745	-
Balance at the end of year	121,134	95,899
Current liabilities	45,516	32,747
Non-current liabilities	75,618	63,152